Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2023	¥ 3,824
2024	533
2025	196
Future minimum payments operating leases	¥ 4,553